Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 2 INCOME TAXES

At March 31, 2012, the Company had federal and state net operating loss carry forwards of approximately $5,216,000 that expire in various years through the year 2031.

Due to cumulative operating losses, there is no provision for current federal or state income taxes for the three months ended March 31, 2012.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at March 31, 2012 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $1,773,700 less a valuation allowance in the amount of approximately $1,773,700. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased by approximately $5,700 for the three months ended March 31, 2012.

The Company’s total deferred tax asset as of March 31, 2012 is as follows:

Net operating loss carry forwards	$1,773,700
Valuation allowance	(1,773,700)

Net deferred tax asset	$0

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the three months ended March 31, 2012 is as follows:

Income tax computed at the federal statutory rate	34%
Valuation allowance	(34%)

Total deferred tax asset	0%

NOTE 2 INCOME TAXES

At December 31, 2011, the Company had federal and state net operating loss carry forwards of approximately $5,200,000 that expire in various years through the year 2024.

Due to operating losses, there is no provision for current federal or state income taxes for the years ended December 31, 2011 and 2010.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s deferred tax asset at December 31, 2011 consists of net operating loss carry forwards calculated using federal and state effective tax rates equating to approximately $1,768,000 less a valuation allowance in the amount of approximately $1,768,000. Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by approximately $267,000 and $(12,000) for the years ended December 31, 2011 and 2010, respectively.

The Company’s total deferred tax asset as of December 31, 2011 is as follows:

Net operating loss carry forwards	$1,768,000
Valuation allowance	(1,768,000)

Net deferred tax asset	$--

The reconciliation of income taxes computed at the federal and state statutory income tax rate to total income taxes for the years ended December 31, 2011 and 2010 is as follows:

Income tax computed at the federal statutory rate	34%
Valuation allowance	(34%)

Total deferred tax asset	0%